ACQUISITIONS - Schedule of Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 05, 2021	Dec. 31, 2020	Mar. 02, 2020	Jan. 17, 2020	Dec. 31, 2019	Sep. 27, 2019	May 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 437,398		$ 400,160			$ 3,732
Mountain Aviation
Business Acquisition [Line Items]
Current assets		$ 32,667
Property and equipment		741
Intangible assets		5,040
Goodwill		37,238
Other assets		45,874
Total assets acquired		121,560
Total liabilities assumed		(81,388)
Net assets acquired		$ 40,172
Gama Aviation LLC
Business Acquisition [Line Items]
Current assets				$ 50,316
Property and equipment				696
Intangible assets				13,000
Goodwill				54,757
Other assets				5,866
Total assets acquired				124,635
Total liabilities assumed				(50,705)
Net assets acquired				$ 73,930
Delta Private Jets LLC
Business Acquisition [Line Items]
Current assets					$ 147,440
Property and equipment					6,729
Intangible assets					150,000
Goodwill					341,671
Other assets					17,608
Total assets acquired					663,448
Total liabilities assumed					(236,441)
Net assets acquired					$ 427,007
Travel Management Company, LLC
Business Acquisition [Line Items]
Current assets								$ 3,468
Property and equipment								27,198
Intangible assets								2,100
Goodwill								3,732
Other assets								3,774
Total assets acquired								40,272
Total liabilities assumed								(10,492)
Net assets acquired								$ 29,780
Avianis Systems LLC
Business Acquisition [Line Items]
Current assets							$ 99
Intangible assets							18,947
Total assets acquired							19,046
Total liabilities assumed							(802)
Net assets acquired							$ 18,244